Trade and other payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables.
V.A.T	$ 3,683	$ 8,842
Trade payables	80,649	93,435
Customer advance payments	2,182	152,000
Outstanding commitments in Chile		3,320
Staff costs to be paid	14,177	11,563
Royalties to be paid	1,307	723
Taxes and other debts to be paid	8,331	8,237
To be paid to co-venturers	708	1,829
Total trade and other payables	111,037	279,949
Current	$ 111,037	$ 279,949